Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities

(6)	Derivative Instruments and Hedging Activities

The Company uses foreign currency forward contracts to manage its exposure to foreign currency risks arising from sales denominated in foreign currency and uses interest-rate-related derivative instruments to manage its exposure related to changes in interest rates on its variable-rate debt instruments. The Company does not speculate using derivative instruments.

Foreign Currency

The Company’s principal operating subsidiaries, Tianwei Yingli and Yingli Energy (China) Co., Ltd. (“Yingli China”) are located in the PRC with the Renminbi being its functional currency. However, the majority of these two entity’s sales are in currencies other than Renminbi, primarily the Euro. Any depreciation of the Euro against the Renminbi will generally result in foreign exchange losses and adversely affect the Company’s results of operations. With an aim to reduce its risk exposure, the Company, on a selected basis, enters into forward contracts with financial institutions to forward sell Euro when it entered into certain sales contracts denominated in Euro through its PRC operating subsidiaries. Some of these foreign currency forward contracts are qualified as foreign currency cash flow hedges at inception, and thus the change in the fair value of these hedge contracts were initially recognized in accumulated other comprehensive income and reclassified into the consolidated statements of operations in the period that the sale of the related hedged item is recognized or when hedge accounting is discontinued if the foreign currency forward contracts are no longer effective in offsetting cash flows attributable to the hedged risk. During the year ended December 31, 2009 and 2010, the Company entered into foreign currency forward contracts with a notional amount of Euro 94,650 and Euro 159,580, respectively, against its Euro denominated sales. As of December 31, 2009 and 2010, the Company had outstanding foreign currency forward contracts with notional amounts of Euro 2,230 and Euro 50,040, respectively.

Interest

The Company’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its business operation and expansion, the Company’s PRC operating subsidiaries will obtain short-term and long-term bank borrowings. Some of bank borrowings carry variable interest rates. Interest expenses on these banking borrowings may increase as a result of change in market interest rates. With an aim to reduce its interest rate exposure, the Company entered into one long-term interest rate swap contract, with notional amount of US$70,000, in 2009. As of December 31, 2009 and 2010, the Company had outstanding interest rate swap contracts with notional amounts of US$62,000 and US$54,000, respectively.

Balance Sheet Classification

The following summarizes the fair values and location in the consolidated balance sheet of all derivatives held by the Company as of December 31, 2009 and 2010:

		Fair Value
	Balance Sheet Classification	2009	2010
		RMB	RMB	US$

Assets:
Foreign currency contract	Prepaid expenses and other current assets	—	3,834	581

Total derivatives designated as hedges		—	3,834	581

Liability:
Foreign currency contract	Other current liabilities and accrued expense	2,330	—	—
Interests rate swap	Other liabilities	22,986	30,663	4,646

Total derivatives not designated as hedges		25,316	30,663	4,646

Cash Flow Hedge Loss Recognition

The following summarizes the loss, recognized in the consolidated statement of operations, of derivatives designated and qualifying as cash flow hedges for the year ended December 31, 2009 and 2010: (nil for the year ended December 31, 2008:

			Location of Loss	Amount of Loss		Amount of Loss
	Amount of Loss		Reclassified from	Reclassified from		Recognized in
	Recognized in		Other	Other		Loss on
	Other		Comprehensive	Comprehensive		Derivative
Derivatives in Cash Flow	Comprehensive		Income into	Income into		(Ineffective
Hedging Relationships	Income		Income/Loss	Income/Loss		Portion)
	RMB	US$		RMB	US$	RMB	US$

2009
Foreign currency contracts	12,640	—	Foreign currency exchange losses	12,640	—	33,003	—
2010
Foreign currency contracts	54,679	8,285	Foreign currency exchange losses	54,601	8,273	—	—

Other Derivatives Gains (Losses) Recognition

The following summarizes the gains (losses) and the location in the consolidated statements of operations of derivatives not designated as hedging instruments for the year ended December 31, 2008, 2009 and 2010:

	Location of Gain
	(Loss) Recognized	Amount of Gain (Loss) Recognized in Income on
	in Income on	Derivative
	Derivative	2008	2009	2010
		RMB	RMB	RMB	US$

Derivatives Not Designated as Hedging Instruments
Foreign currency contracts	Foreign currency exchange gains (losses)	106,948	(1,420)	—	—
Interest rate swap	Interest expense	—	(22,986)	(22,945)	(3,477)

Total		106,948	(24,406)	(22,945)	(3,477)